Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value of Freestanding Derivative

The following table summarizes the fair value of the freestanding derivative at December 31, 2019 and March 31, 2019, respectively:

	Fair Values of Derivative Financial Instruments
	Asset (Liability)
Derivative financial instruments not designated as hedging instruments:	Balance Sheet Location	December 31, 2019	March 31, 2019
Freestanding Option	Dividend receivable	$68,344	$81,264

		$68,344	$81,264

The following table summarizes the fair value of the freestanding derivative at March 31, 2019 and 2018:

	Fair Values of Derivative Financial Instruments Asset (Liability)
Derivative financial instruments not designated as hedging instruments:	Balance Sheet Location	March 31, 2019	March 31, 2018
Freestanding Option	Dividend receivable	$81,264	$59,116
		$81,264	$59,116

Reconciliation of Fair Value Derivative Using Unobservable Inputs

The following table presents a reconciliation of the fair value of the derivative for which the Company uses significant unobservable inputs:

	Nine Months Ended December 31,
	2019	2018
Balance at beginning of period	$81,264	$59,116
Increase in fair value based on ASC 505 equity-based compensation	—	16,378
Settlements due to exercise of awards	(1,670)	(1,297)
Change in fair value of equity-based awards	(11,250)	—

Balance at end of period	$68,344	$74,197

The following table presents a reconciliation of the fair value of the derivative for which the Company uses significant unobservable inputs:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 17, 2016 (inception) to March 31, 2017
Balance at beginning of period	$59,116	$39,724	$—
Receipt of derivative upon contribution of assets to the Joint Venture	—	—	39,724
Increase in fair value based on ASC 505 equity-based compensation	20,135	24,700	—
Settlements due to exercise of awards	(1,297)	(5,308)	—
Change in fair value following the performance completion date	3,310	—	—
Balance at end of period	$81,264	$59,116	$39,724

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Description	Balance at December 31, 2019	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Investments (see Note 11)	$344,943	$—	$344,943	$—
Dividend Receivable	68,344	—	—	68,344

Total	$413,287	$—	$344,943	$68,344

Description	Balance at March 31, 2019	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Investments (see Note 11)	$—	$—	$—	$—
Dividend Receivable	81,264	—	—	81,264

Total	$81,264	$—	$—	$81,264

Reconciliation of Activity Related Other Investments

The following table presents a reconciliation of the activity related to the other investments for the nine months ended December 31, 2019:

	Nine Months Ended December 31,
	2019	2018
Balance at beginning of period	$—	$—
Initial investment	278,875	—
Proceeds from investment in securities of the Joint Venture	(7,332)	—
Change in fair value	73,400	—

Balance at end of period	$344,943	$—